SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.0%

Communication Services – 4.2%
Entertainment - 1.3%
IMAX Corporation [1]	54,117	$1,425,983
Interactive Media & Services - 1.8%
DHI Group [1]	145,614	202,404
QuinStreet [1]	62,041	1,106,811
Vimeo [1]	123,142	647,727
		1,956,942
Media - 1.1%
Magnite [1]	75,709	863,840
Thryv Holdings [1]	29,225	374,372
		1,238,212
Total		4,621,137

Consumer Discretionary – 11.2%
Automobile Components - 0.8%
Modine Manufacturing [1]	7,161	549,607
Stoneridge [1]	77,970	357,882
		907,489
Diversified Consumer Services - 1.9%
Legacy Education [1]	117,111	839,686
Lincoln Educational Services [1]	79,109	1,255,460
		2,095,146
Hotels, Restaurants & Leisure - 1.4%
Century Casinos [1]	178,185	301,133
Denny’s Corporation [1]	29,432	108,015
Lindblad Expeditions Holdings [1]	115,257	1,068,432
		1,477,580
Household Durables - 1.7%
Hovnanian Enterprises Cl. A [1]	5,785	605,747
Legacy Housing [1]	47,845	1,206,651
		1,812,398
Leisure Products - 1.8%
American Outdoor Brands [1]	106,650	1,296,864
MasterCraft Boat Holdings [1]	36,148	622,469
		1,919,333
Specialty Retail - 2.9%
Beyond [1]	77,057	446,931
Citi Trends [1]	54,017	1,195,666
OneWater Marine Cl. A [1]	44,959	727,437
RealReal [1]	43,332	233,559
Shoe Carnival	26,549	583,813
		3,187,406
Textiles, Apparel & Luxury Goods - 0.7%
Lakeland Industries	23,546	478,219
Vera Bradley [1]	129,752	291,942
		770,161
Total		12,169,513

Consumer Staples – 1.2%
Food Products - 1.2%
Seneca Foods Cl. A [1]	14,040	1,250,121
Total		1,250,121

Energy – 3.7%
Energy Equipment & Services - 3.2%
Natural Gas Services Group [1]	57,797	1,269,800
NPK International [1]	216,300	1,256,703
Ranger Energy Services Cl. A	59,049	837,906
Select Water Solutions Cl. A	11,884	124,782
		3,489,191
Oil, Gas & Consumable Fuels - 0.5%
SandRidge Energy	43,872	501,018
Total		3,990,209

Financials – 17.2%
Banks - 9.2%
BayCom Corp.	47,825	1,203,755
Customers Bancorp [1]	19,372	972,474
First Foundation	53,426	277,281
HarborOne Bancorp	105,096	1,089,845
HBT Financial	55,637	1,246,825
HomeTrust Bancshares	33,303	1,141,627
Investar Holding	64,072	1,128,308
Midway Investments [1],[2]	1,751,577	0
Northeast Bank	6,968	637,851
Stellar Bancorp	41,845	1,157,433
Western New England Bancorp	122,907	1,143,035
		9,998,434
Capital Markets - 4.8%
Canaccord Genuity Group	168,158	982,738
Oppenheimer Holdings Cl. A	10,724	639,472
Silvercrest Asset Management Group Cl. A	69,677	1,139,916
Sprott	29,880	1,338,635
StoneX Group [1]	15,115	1,154,484
		5,255,245
Consumer Finance - 1.0%
EZCORP Cl. A [1]	71,448	1,051,715
Financial Services - 1.6%
Cass Information Systems	21,977	950,505
NewtekOne	22,317	266,911
Repay Holdings Cl. A [1]	96,214	535,912
		1,753,328
Insurance - 0.6%
International General Insurance Holdings	24,647	648,463
Total		18,707,185

Health Care – 10.7%
Biotechnology - 2.7%
Absci Corporation [1],[3]	90,864	228,069
ARS Pharmaceuticals [1],[3]	37,971	477,675
CareDx [1]	52,351	929,230
Dynavax Technologies [1]	62,911	815,956
MeiraGTx Holdings [1]	76,086	515,863
		2,966,793
Health Care Equipment & Supplies - 2.9%
Apyx Medical [1]	260,373	356,711
Artivion [1]	40,051	984,453
Establishment Labs Holdings [1]	23,737	968,588
Inogen [1]	40,146	286,241
Profound Medical [1]	100,368	572,615
		3,168,608
Health Care Providers & Services - 0.6%
AMN Healthcare Services [1]	27,056	661,790
Health Care Technology - 0.8%
Simulations Plus	32,335	792,854
Life Sciences Tools & Services - 3.0%
BioLife Solutions [1]	56,776	1,296,764
Harvard Bioscience [1]	278,722	157,757
Maravai LifeSciences Holdings Cl. A [1]	164,439	363,410
MaxCyte [1]	68,543	187,122
Mesa Laboratories	9,480	1,124,897
Standard BioTools [1]	133,640	144,331
		3,274,281
Pharmaceuticals - 0.7%
Harrow [1]	29,460	783,636
Total		11,647,962

Industrials – 24.5%
Aerospace & Defense - 2.4%
Astronics Corporation [1]	50,549	1,221,769
CPI Aerostructures [1]	138,579	480,869
Park Aerospace	68,039	915,125
		2,617,763
Air Freight & Logistics - 0.3%
Radiant Logistics [1]	60,183	370,125
Building Products - 0.9%
Janus International Group [1]	16,695	120,204
Quanex Building Products	46,848	870,904
		991,108
Commercial Services & Supplies - 5.0%
Acme United	30,934	1,225,296
CECO Environmental [1]	54,530	1,243,284
Liquidity Services [1]	38,555	1,195,590
Montrose Environmental Group [1]	39,881	568,703
VSE Corporation	9,821	1,178,422
		5,411,295
Construction & Engineering - 3.0%
Ameresco Cl. A [1]	10,240	123,699
Concrete Pumping Holdings	116,501	636,095
IES Holdings [1]	4,641	766,276
Limbach Holdings [1]	7,195	535,812
Northwest Pipe [1]	27,863	1,150,742
		3,212,624
Electrical Equipment - 0.8%
American Superconductor [1]	47,237	856,879
Ground Transportation - 0.8%
Covenant Logistics Group Cl. A	37,546	833,521
Machinery - 4.2%
Commercial Vehicle Group [1]	98,370	113,126
Graham Corporation [1]	34,503	994,376
Luxfer Holdings	87,289	1,035,248
Porvair [4]	74,425	657,121
Shyft Group (The)	81,905	662,611
Titan International [1]	49,557	415,783
Wabash National	59,800	660,790
		4,539,055
Marine Transportation - 0.9%
Clarkson [4]	23,411	1,030,194
Professional Services - 3.2%
Asure Software [1]	36,737	350,839
Forrester Research [1]	48,475	447,909
Kforce	16,309	797,347
NV5 Global [1]	41,200	793,924
Resources Connection	94,854	620,345
TrueBlue [1]	81,990	435,367
TTEC Holdings [1]	24,173	79,529
		3,525,260
Trading Companies & Distributors - 3.0%
Alta Equipment Group	51,302	240,606
Distribution Solutions Group [1]	38,836	1,087,408
EVI Industries	20,877	350,316
Titan Machinery [1]	25,163	428,778
Transcat [1]	16,024	1,192,987
		3,300,095
Total		26,687,919

Information Technology – 21.6%
Communications Equipment - 3.7%
ADTRAN Holdings [1]	60,360	526,339
Applied Optoelectronics [1]	38,710	594,199
Clearfield [1]	31,652	940,698
Digi International [1]	42,127	1,172,394
Harmonic [1]	78,873	756,392
Ribbon Communications [1]	18,523	72,610
		4,062,632
Electronic Equipment, Instruments & Components - 9.3%
Arlo Technologies [1]	107,063	1,056,712
Bel Fuse Cl. B	16,876	1,263,337
Climb Global Solutions	7,506	831,365
FARO Technologies [1]	42,438	1,158,557
LightPath Technologies Cl. A [1]	351,068	705,647
Luna Innovations [1],[4]	197,181	134,083
nLIGHT [1]	121,036	940,450
PAR Technology [1]	19,284	1,182,880
Powerfleet [1]	207,789	1,140,762
Richardson Electronics	77,409	863,884
Vishay Precision Group [1]	35,912	865,120
		10,142,797
Semiconductors & Semiconductor Equipment - 7.4%
Aehr Test Systems [1],[3]	52,109	379,874
Amtech Systems [1]	72,567	350,499
Camtek	9,516	557,923
Cohu [1]	36,100	531,031
Ichor Holdings [1]	42,528	961,558
inTEST Corporation [1]	96,179	672,291
Kopin Corporation [1]	631,183	588,389
Nova [1]	5,308	978,424
NVE Corporation	14,973	954,379
Penguin Solutions [1]	18,326	318,323
Photronics [1]	50,684	1,052,200
Ultra Clean Holdings [1]	32,418	694,069
		8,038,960
Software - 0.6%
PROS Holdings [1]	32,014	609,227
Technology Hardware, Storage & Peripherals - 0.6%
AstroNova [1]	68,596	630,397
Total		23,484,013

Materials – 2.9%
Chemicals - 0.5%
Core Molding Technologies [1]	33,860	514,672
Metals & Mining - 2.4%
Alphamin Resources	43,153	14,694
Altius Minerals	46,639	802,461
Ferroglobe	179,984	667,740
Major Drilling Group International [1]	209,587	1,168,054
		2,652,949
Total		3,167,621

Real Estate – 0.8%
Real Estate Management & Development - 0.8%
FRP Holdings [1]	23,298	665,624
Marcus & Millichap	5,900	203,255
Total		868,879

TOTAL COMMON STOCKS
(Cost $94,487,191)		106,594,559

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.21%)
(Cost $660,958)	660,958	660,958

INVESTMENTS AT VALUE
(Cost $95,148,149)		107,255,517

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $2,307,597 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $2,353,672)
(Cost $2,307,357)		2,307,357

TOTAL INVESTMENTS – 100.7%
(Cost $97,455,506)		109,562,874

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(726,470)

NET ASSETS – 100.0%		$108,836,404

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.1%

Communication Services – 1.9%
Media - 1.9%
TEGNA	198,144	$3,610,184
Total		3,610,184

Consumer Discretionary – 22.5%
Automobile Components - 3.4%
Lear Corporation	38,362	3,384,296
Visteon Corporation [1]	39,991	3,104,101
		6,488,397
Diversified Consumer Services - 1.0%
frontdoor [1]	51,846	1,991,923
Hotels, Restaurants & Leisure - 0.5%
Bloomin’ Brands	135,920	974,546
Household Durables - 7.8%
Ethan Allen Interiors	74,341	2,059,246
M/I Homes [1]	27,432	3,132,186
Meritage Homes	43,825	3,106,316
PulteGroup	34,702	3,567,366
Tri Pointe Homes [1]	99,606	3,179,423
		15,044,537
Specialty Retail - 8.5%
Academy Sports & Outdoors	48,542	2,214,001
Buckle (The)	79,660	3,052,571
Caleres	139,432	2,402,413
J.Jill	125,414	2,449,335
Shoe Carnival	101,957	2,242,034
Signet Jewelers	40,776	2,367,455
Williams-Sonoma	10,507	1,661,157
		16,388,966
Textiles, Apparel & Luxury Goods - 1.3%
Kontoor Brands	28,702	1,840,659
Oxford Industries	12,059	707,502
		2,548,161
Total		43,436,530

Consumer Staples – 2.0%
Consumer Staples Distribution & Retail - 2.0%
Village Super Market Cl. A	103,150	3,920,731
Total		3,920,731

Energy – 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Chord Energy	21,262	2,396,652
Civitas Resources	90,629	3,162,046
Crescent Energy Cl. A	162,307	1,824,331
Dorchester Minerals L.P.	52,725	1,585,968
Matador Resources	57,199	2,922,297
Riley Exploration Permian	73,601	2,146,941
SM Energy	95,905	2,872,355
Teekay Tankers Cl. A	72,838	2,787,510
Total		19,698,100

Financials – 23.4%
Banks - 17.4%
Burke & Herbert Financial Services	57,923	3,250,059
Citizens Community Bancorp	76,671	1,102,529
CNB Financial	104,963	2,335,427
Dime Community Bancshares	78,424	2,186,461
First Bank	164,697	2,439,163
FS Bancorp	10,915	414,879
Heritage Financial	110,455	2,687,370
Mid Penn Bancorp	91,380	2,367,656
OceanFirst Financial	105,193	1,789,333
Princeton Bancorp	36,356	1,110,676
Timberland Bancorp	114,566	3,454,165
TrustCo Bank Corp NY	54,860	1,672,133
Unity Bancorp	72,303	2,942,732
Univest Financial	87,506	2,481,670
WesBanco	59,451	1,840,603
Western New England Bancorp	173,647	1,614,917
		33,689,773
Capital Markets - 1.3%
Evercore Cl. A	12,763	2,549,027
Financial Services - 2.7%
Enact Holdings	78,437	2,725,686
International Money Express [1]	193,778	2,445,478
		5,171,164
Insurance - 2.0%
Tiptree	157,936	3,804,678
Total		45,214,642

Health Care – 6.7%
Biotechnology - 1.6%
Catalyst Pharmaceuticals [1]	131,733	3,194,525
Health Care Providers & Services - 2.0%
Molina Healthcare [1]	11,628	3,830,147
Pharmaceuticals - 3.1%
Amphastar Pharmaceuticals [1]	68,709	1,991,874
Collegium Pharmaceutical [1]	91,072	2,718,499
SIGA Technologies	226,588	1,241,703
		5,952,076
Total		12,976,748

Industrials – 15.5%
Air Freight & Logistics - 0.5%
Hub Group Cl. A	25,139	934,417
Building Products - 2.0%
MasterBrand [1]	192,248	2,510,759
UFP Industries	13,703	1,466,769
		3,977,528
Commercial Services & Supplies - 0.8%
Interface	76,418	1,516,133
Construction & Engineering - 1.1%
Sterling Infrastructure [1]	18,408	2,083,970
Ground Transportation - 1.4%
ArcBest Corporation	32,644	2,304,014
Schneider National Cl. B	17,857	408,032
		2,712,046
Machinery - 2.9%
Allison Transmission Holdings	39,204	3,750,647
Miller Industries	42,981	1,821,105
		5,571,752
Marine Transportation - 2.3%
Genco Shipping & Trading	192,637	2,573,630
Pangaea Logistics Solutions	411,104	1,956,855
		4,530,485
Professional Services - 4.5%
Barrett Business Services	64,204	2,641,994
IBEX [1]	149,985	3,652,135
Korn Ferry	34,664	2,351,259
		8,645,388
Total		29,971,719

Information Technology – 13.0%
Electronic Equipment, Instruments & Components - 9.4%
Bel Fuse Cl. B	26,828	2,008,344
ePlus [1]	36,523	2,228,999
Flex [1]	97,241	3,216,732
Jabil	21,228	2,888,494
PC Connection	25,163	1,570,675
Sanmina Corporation [1]	47,463	3,615,731
TD SYNNEX	24,246	2,520,614
		18,049,589
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology	132,471	2,392,426
Software - 0.5%
Adeia	68,898	910,832
Technology Hardware, Storage & Peripherals - 1.9%
Diebold Nixdorf [1]	85,810	3,751,613
Total		25,104,460

Materials – 2.9%
Chemicals - 1.2%
NewMarket Corporation	4,182	2,368,894
Metals & Mining - 0.9%
Worthington Steel	63,721	1,614,053
Paper & Forest Products - 0.8%
Sylvamo Corporation	22,573	1,513,971
Total		5,496,918

TOTAL COMMON STOCKS
(Cost $156,390,698)		189,430,032

INVESTMENTS AT VALUE
(Cost $156,390,698)		189,430,032

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $3,765,141 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $3,840,201)
(Cost $3,764,749)		3,764,749

TOTAL INVESTMENTS – 100.0%
(Cost $160,155,447)		193,194,781

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0%)		(78,562)

NET ASSETS – 100.0%		$193,116,219

[1]	Non-income producing.

[2]	A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[3]	All or a portion of these securities were on loan as of March 31, 2025.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Tax Information:

As of March 31, 2025, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

	Tax Basis	Net Unrealized Appreciation	Gross Unrealized
	Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$ 97,513,557	$12,049,317	$30,421,065	$18,371,748
Small-Cap Portfolio	161,107,966	32,086,815	46,820,467	14,733,652

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of March 31, 2025. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$104,773,161	$1,821,398	$0	$106,594,559
Money Market Fund/Collateral Received for Securities Loaned	660,958	–	–	660,958
Repurchase Agreement	–	2,307,357	–	2,307,357
Small-Cap Portfolio
Common Stocks	189,430,032	–	–	189,430,032
Repurchase Agreement	–	3,764,749	–	3,764,749

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of March 31, 2025, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of March 31, 2025.

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$660,958	$(572,991)	$87,967

[1]	The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of March 31, 2025:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$486,038	$(469,512)	$16,526

Other information regarding the Fund is available in the Fund’s most recent Prospectus, Annual and Semiannual Shareholder Reports, and Annual and Semiannual Financial Statements. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).